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                                VAN KAMPEN TRUST
                            ON BEHALF OF ITS SERIES
                           VAN KAMPEN HIGH YIELD FUND
                    SUPPLEMENT DATED AUGUST 28, 2001 TO THE
            STATEMENT OF ADDITIONAL INFORMATION DATED JULY 24, 2001

     The Statement of Additional Information is hereby supplemented as follows:

     The section entitled "TRUSTEES AND OFFICERS" is hereby amended by deleting all information pertaining to Richard A. Ciccarone.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
                                                                HYF SPT SAI 8/01